UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                            ------------------------
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                                ----------------
                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
                        2020 E. FINANCIAL WAY, STE. 100
                        -------------------------------
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code


Date of fiscal year end:   JUNE 30, 2005
                           -------------

Date of reporting period:  JUNE 30, 2005
                           -------------

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------

LEONETTI & ASSOCIATES, INC.
PRIVATE FINANCIAL ADVISORS

THE LEONETTI BALANCED FUND

ANNUAL REPORT
June 30, 2005

(LEONETTI & ASSOCIATES, INC. LOGO)

                                                      THE LEONETTI BALANCED FUND

Dear Shareholders,

The Leonetti Balanced Fund finished its fiscal year ending June 30, 2005 down 0.48%. This compares to the S&P 500 gaining 4.43% (without dividends included) and the Lipper Balanced Index gaining 7.12% during the same time frame. Exceptional strength in the following sectors: energy, electric utilities, real estate development and home builders left us well behind our benchmark indices. The energy sector which was the best performing industry group moved smartly higher in a very positive reaction to the sharp increase in oil prices, while electric utilities continued their sharp move higher that started early in 2003. As real estate became more interesting to investors then stocks in general, real estate development stocks did well, while the single family housing boom continued rewarding the home building stocks. Your fund had very little exposure to these areas during the fiscal year, which was the main reason for the fund's underperformance during the fiscal year ending June 30, 2005.

Investors also flocked to the international investing arena. The countries that are defined as emerging markets rather then the countries that are classified as developed markets saw their markets sprint well ahead. This out-performance of the emerging market sector also held back our results as stocks that we held that were U.S. based multinational stocks didn't enjoy the moves higher that the emerging market stocks did.

We maintained a short term maturity range of less than three years in our fixed income portion of the fund as we anticipated long term interest rates moving higher. Our preservation of capital strategy in a rising interest rate environment didn't work as we had planned. Instead, our portfolio returns were penalized as long term interest rates remained steady to lower during the numerous Federal Reserve interest rate hikes.

Higher energy prices and higher interest rates were the main culprits for the stock market weakness in the second half of the Leonetti Balanced Fund's fiscal year, ending June 30, 2005. Oil prices soared from $40 a barrel of oil to nearly $60 a barrel in the past six months. Natural gas prices also moved sharply higher. As energy prices continued to rise the Federal Reserve made it clear that any strength in inflationary forces would be countered by higher interest rates. The Federal Reserve held to this promise with nine interest rate hikes in the past twelve months. Although, the interest rate hikes have had some affect on shorter term rates most economists are surprised at the lack of affect it has had on longer term interest rates.

Dorsey Wright & Associates reported, "Many would call the last year a "defiant" move from long-term rates, or perhaps "unexpected," or as Alan Greenspan himself put it -- "without recent precedent." Be that as it may, the low fixed mortgage rates have aided and abetted the continued gains in home prices across the nation, the high volume in both home sales and mortgage lending, and the dominance of the Building and Real Estate sectors so far this year. But while the Fed's movements on short-term interest rates clearly have no direct effect on fixed mortgage rates, this is not to say that the Fed's actions haven't had a strong influence on mortgage rates and the housing market, still. The short-term rate indexes that are controlled by the Fed may not be able to strong-arm the long-term rates (especially if the Fed is raising rates with one hand and printing money to buy long-term bonds with the other) down, but many adjustable-rate and interest-only loans are tied to the short-term rates. Some of these packages offer interest-only years on the front of a mortgage that "balloon" in later years as the principal must then be paid, but others simply use interest-only lines of credit as a down-payment of sorts to get a better package on the remainder of the mortgage; but regardless of the situation the rising short-term rate environment has certainly impacted those with interest-only and variable-rate mortgages."

The economic activity in the past six months has remained strong. Housing activity, measured by new and existing home sales remained at near record levels, while industrial activity and productivity continued to strengthen.

The portfolio exposure of your fund was 67% equity, 26% fixed income and 7% cash or cash equivalents. The Leonetti Balanced Fund's ten largest equity holdings in order were:

Unitedhealth Group (UNH)
Sunrise Senior Living (SRZ)
Reebok International (RBK)
CVS Corp. (CVS)
Bank of America (BAC)
Dean Foods (DF)
Briggs & Stratton  (BGG)
Eaton Corp. (ETN)
Patterson Cos. (PDCO)
Dow Chemical (DOW)

The Fund's fixed income holdings remained in the under three years until maturity range. The holdings consisted of a mixture of U.S. Treasury and Agency obligations and investment grade corporate bonds.

As we enter the new fiscal year for the Leonetti Balanced Fund investors will be focused on earnings, energy prices, interest rates and inflation. Investors will probably be looking for signs from the market as to how each of those factors will move the market. The second half of calendar year 2005 seems to offer much doubt as to what will occur in the stock market. For this reason, it will be the wise investor that waits to see what the market is saying rather then trying to guess what the market will do.

On behalf of The Leonetti Balanced Fund, I thank you for investing with us.

Cordially,

/s/Craig T. Johnson
Craig T. Johnson
Portfolio Manager
Leonetti & Associates, Inc.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

Opinions expressed are those of Craig T. Johnson and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell securities.

The report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Fund holdings and portfolio exposures are subject to change and should not be considered a recommendation to buy or sell any security. Please refer to the schedule of investments in the report for complete holdings information.

Quasar Distributors, LLC, Distributor (8/05)

                           THE LEONETTI BALANCED FUND

EXPENSE EXAMPLE for the Six Months Ended June 30, 2005 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/05 - 6/30/05).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently, the Fund's transfer agent charges a $15.00 fee. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                            Beginning         Ending           Expenses Paid
                             Account         Account         During the Period
                           Value 1/1/05   Value 6/30/05    1/1/05 - 6/30/05*<F1>
                           ------------    ------------    ---------------------
Actual                        $1,000            $  960             $ 9.96
Hypothetical (5% annual
  return before expenses)     $1,000            $1,015             $10.24

*<F1> Expenses are equal to the Fund's annualized expense ratio of 2.05% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

PORTFOLIO ALLOCATION at June 30, 2005 (Unaudited)

Exchange Traded Funds                    2.3%
Equity Securities                       64.9%
Bonds                                   26.4%
Cash*<F2>                                6.4%

*<F2>     Cash equivalents and other assets less liabilities.

                             LEONETTI BALANCED FUND

                Value of $10,000 vs S&P 500 and Lipper Balanced

         Date      Leonetti Balanced Fund     S&P 500     Lipper Balanced Index
         ----      ----------------------     -------     ---------------------
         8/1/95           $10,000             $10,000             $10,000
        6/30/96           $10,846             $12,194             $11,245
        6/30/97           $12,464             $16,427             $13,565
        6/30/98           $15,468             $21,385             $16,063
        6/30/99           $19,224             $26,244             $17,914
      6/30/2000           $21,494             $28,151             $18,709
      6/30/2001           $18,812             $23,977             $18,514
      6/30/2002           $17,803             $19,663             $17,115
      6/30/2003           $16,982             $19,711             $17,713
      6/30/2004           $18,751             $23,479             $19,953
      6/30/2005           $18,661             $24,962             $21,374

                          Average Annual Total Return
                           Period Ended June 30, 2005

                    1 year                              -0.48%
                    5 years                             -2.79%
                    Since Inception (8/1/95)             6.49%

As of June 30, 2005, the S&P 500 Index returned 6.32%, -2.37, and 9.66% for the 1-year, 5-year, and since inception (8/1/95) periods, respectively. As of June 30, 2005, the Lipper Balanced Index returned 7.12%, 2.70%, and 7.96% for the 1-year, 5-year, and since inception (8/1/95) periods, respectively.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 537-3585.

This chart assumes an initial investment of $10,000 made on 8/1/95 (commencement of operations). Returns shown include the reinvestment of all dividends. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of funds shares.

The S&P 500 Index is a broad based index of 500 stocks, which is widely recognized as representative of the equity market in general. The Lipper Balanced Index is an equally weighted performance index of the largest qualifying funds in the Lipper category.

                           THE LEONETTI BALANCED FUND

SCHEDULE OF INVESTMENTS at June 30, 2005

      SHARES                                                   VALUE
      ------                                                   -----
COMMON STOCKS: 64.9%
BANKS: 7.9%
      12,000   Bank of America Corp.                       $   547,320
       8,000   Barclays PLC - Sponsored ADR                    319,520
      10,000   BB&T Corp.                                      399,700
                                                           -----------
                                                             1,266,540
                                                           -----------
CAPITAL GOODS: 12.2%
      14,000   Briggs & Stratton Corp.                         484,680
       8,000   Eaton Corp.                                     479,200
       8,000   Toro Co.                                        308,880
      10,000   Tyco International, Ltd.#<F4>                   292,000
       8,000   United Technologies Corp.                       410,800
                                                           -----------
                                                             1,975,560
                                                           -----------
CONSUMER DURABLES & APPAREL: 6.7%
       8,000   Brunswick Corp.                                 346,560
      14,000   Reebok International, Ltd.                      585,620
       6,000   Wolverine World Wide, Inc.                      144,060
                                                           -----------
                                                             1,076,240
                                                           -----------
FOOD & STAPLES RETAILING: 3.6%
      20,000   CVS Corp.                                       581,400
                                                           -----------
FOOD BEVERAGE & TOBACCO: 5.2%
       6,000   Central European Distribution Corp.*<F3>        223,980
      15,000   Dean Foods Co.*<F3>                             528,600
       3,000   Treehouse Foods, Inc.*<F3>                       85,530
                                                           -----------
                                                               838,110
                                                           -----------
HEALTH CARE EQUIPMENT & SERVICES: 18.2%
       6,000   Fisher Scientific International, Inc.*<F3>      389,400
       6,000   LifePoint Hospitals, Inc.*<F3>                  303,120
      10,000   Patterson Cos., Inc. *<F3>                      450,800
      15,000   Sunrise Senior Living, Inc. *<F3>               809,700
      18,714   UnitedHealth Group, Inc.                        975,748
                                                           -----------
                                                             2,928,768
                                                           -----------
HOTELS RESTAURANTS & LEISURE: 1.2%
       8,000   Hilton Hotels Corp.                             190,800
                                                           -----------
MATERIALS: 3.6%
       4,000   Ball Corp.                                      143,840
      10,000   The Dow Chemical Co.                            445,300
                                                           -----------
                                                               589,140
                                                           -----------
MEDIA: 2.3%
      15,000   The Walt Disney Co.                             377,700
                                                           -----------
RETAILING: 2.7%
       8,000   Target Corp.                                    435,280
                                                           -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.3%
      10,000   Freescale Semiconductor,
                 Inc. - Class A*<F3>                           210,100
                                                           -----------
TOTAL COMMON STOCKS
  (cost $8,787,812)                                         10,469,638
                                                           -----------
EXCHANGE TRADED FUNDS: 2.3%
      10,000   Nasdaq-100 Index Tracking Stock
                 (cost $360,660)                               367,900
                                                           -----------
   PRINCIPAL
     AMOUNT
     ------
BONDS AND NOTES: 26.4%
CORPORATE BONDS: 22.7%
DIVERSIFIED FINANCIAL SERVICES: 6.2%
  $1,000,000   General Motors Acceptance Corp.,
                 6.125%, 9/15/06                             1,001,000
                                                           -----------
FOOD STAPLES & RETAILING: 3.1%
     500,000   Safeway, Inc.,
                 2.50%, 11/1/05                                497,497
                                                           -----------
MEDIA: 3.2%
     500,000   Viacom, Inc.,
                 5.625%, 5/1/07                                510,748
                                                           -----------
TECHNOLOGY HARDWARE & EQUIPMENT: 6.3%
   1,000,000   Hewlett-Packard Co.,
                 5.75%, 12/15/06                             1,023,623
                                                           -----------
TELECOMMUNICATION SERVICES: 3.9%
     600,000   Verizon Global Funding Corp.,
                 6.125%, 6/15/07                               622,437
                                                           -----------
                                                             3,655,305
                                                           -----------
U.S. GOVERNMENT OBLIGATION: 3.7%
  $  600,000   United States Treasury
                 Note, 4.625%, 5/15/06                         605,813
                                                           -----------
TOTAL BONDS AND NOTES
  (cost $4,192,349)                                          4,261,118
                                                           -----------
SHORT-TERM INVESTMENT: 6.5%
   1,038,000   Federal Home Loan
                 Bank Discount Note,
                 2.975%, 7/1/05
                 (cost $1,038,000)                           1,038,000
                                                           -----------
TOTAL INVESTMENTS
  IN SECURITIES
  (cost $14,378,821):  100.1%                               16,136,656
Other Assets less Liabilities:  (0.1)%                         (13,806)
                                                           -----------
NET ASSETS: 100.0%                                         $16,122,850
                                                           -----------
                                                           -----------
*<F3>     Non-income producing security.
#<F4>     U.S. Security of foreign company.
ADR  American Depositary Receipt.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2005

ASSETS
  Investments in securities, at value (cost $14,378,821)        $16,136,656
  Cash                                                                   31
  Receivables:
    Dividends and interest                                           39,307
    Fund shares sold                                                    350
  Prepaid expenses                                                    7,737
                                                                -----------
      Total assets                                               16,184,081
                                                                -----------
LIABILITIES
  Payables:
    Fund shares redeemed                                              3,805
    Advisory fees                                                    13,378
    Administration fees                                               2,675
    Custody fees                                                      2,133
    Fund accounting fees                                              5,030
    Transfer agent fees                                               5,601
    Chief compliance officer fees                                       833
  Accrued expenses                                                   27,776
                                                                -----------
      Total liabilities                                              61,231
                                                                -----------
  NET ASSETS                                                    $16,122,850
                                                                -----------
                                                                -----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($16,122,850/1,185,609; unlimited number of shares
  authorized without par value)                                      $13.60
                                                                     ------
                                                                     ------
COMPONENTS OF NET ASSETS
  Paid-in capital                                               $15,136,254
  Undistributed net investment income                                47,074
  Accumulated net realized loss on investments                     (818,313)
  Net unrealized appreciation on investments                      1,757,835
                                                                -----------
      Net assets                                                $16,122,850
                                                                -----------
                                                                -----------
See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Year Ended June 30, 2005

INVESTMENT INCOME
  Income
    Interest                                                      $ 260,044
    Dividends (net of foreign withholding tax of $20)               139,222
    Other income                                                      2,130
                                                                  ---------
      Total income                                                  401,396
                                                                  ---------
  Expenses
    Advisory fees                                                   181,186
    Administration fees                                              36,237
    Transfer agent fees                                              34,359
    Fund accounting fees                                             29,942
    Registration fees                                                17,991
    Audit fees                                                       16,467
    Reports to shareholders                                          10,258
    Custody fees                                                      8,675
    Legal fees                                                        6,132
    Trustee fees                                                      4,913
    Chief compliance officer fees                                     3,750
    Miscellaneous                                                     2,971
    Insurance expense                                                 1,423
                                                                  ---------
      Total expenses                                                354,304
                                                                  ---------
        NET INVESTMENT INCOME                                        47,092
                                                                  ---------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                  399,334
  Change in net unrealized appreciation on investments             (543,772)
                                                                  ---------
    Net realized and unrealized gain on investments                (144,438)
                                                                  ---------
      NET DECREASE IN NET ASSETS
        RESULTING FROM OPERATIONS                                 $ (97,346)
                                                                  ---------
                                                                  ---------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                  YEAR ENDED     YEAR ENDED
                                                JUNE 30, 2005   JUNE 30, 2004
                                                -------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income                          $    47,092    $    73,453
  Net realized gain on investments                   399,334      1,839,980
  Change in net unrealized
    appreciation on investments                     (543,772)        273,752
                                                 -----------    -----------
      NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS                    (97,346)     2,187,185
                                                 -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                         (73,471)      (118,435)
                                                 -----------    -----------
      TOTAL DISTRIBUTIONS TO SHAREHOLDERS            (73,471)      (118,435)
                                                 -----------    -----------
CAPITAL SHARE TRANSACTIONS
  Net decrease in net assets derived
    from net change in outstanding
      shares (a)<F5>                              (4,469,204)    (3,371,325)
                                                 -----------    -----------
        TOTAL INCREASE (DECREASE) IN
          NET ASSETS                              (4,640,021)    (1,302,575)
                                                 -----------    -----------
NET ASSETS
  Beginning of year                               20,762,871     22,065,446
                                                 -----------    -----------
  END OF YEAR                                    $16,122,850    $20,762,871
                                                 -----------    -----------
                                                 -----------    -----------
Undistributed net investment income              $    47,074    $    73,453
                                                 -----------    -----------
                                                 -----------    -----------

(a)<F5>   A summary of capital share transactions is as follows:

                                YEAR ENDED                 YEAR ENDED
                               JUNE 30, 2005             JUNE 30, 2004
                           --------------------       --------------------
                           Shares         Value      Shares         Value
                           ------         -----      ------         -----
 Shares sold               18,458       $252,407      58,324    $   774,241
 Shares issued
   in reinvestment
   of distributions         5,185         73,007       8,857        118,772
 Shares redeemed         (351,788)    (4,794,618)   (320,248)    (4,264,338)
                         --------    -----------    --------    -----------
 Net decrease            (328,145)   $(4,469,204)   (253,067)   $(3,371,325)
                         --------    -----------    --------    -----------
                         --------    -----------    --------    -----------

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year


                                                                           YEAR ENDED JUNE 30,
                                           2005                2004                2003                2002                2001
                                           ----                ----                ----                ----                ----
Net asset value,
  beginning of year                       $13.72              $12.49              $13.25              $14.27              $17.78
                                          ------              ------              ------              ------              ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                     0.05                0.05                0.09                0.12                0.13
  Net realized and
    unrealized gain (loss)
    on investments                         (0.11)               1.25               (0.71)              (0.89)              (2.25)
                                          ------              ------              ------              ------              ------
Total from
  investment operations                    (0.06)               1.30               (0.62)              (0.77)              (2.12)
                                          ------              ------              ------              ------              ------
  LESS DISTRIBUTIONS:
  From net
    investment income                      (0.06)              (0.07)              (0.14)              (0.12)              (0.06)
  From net realized gain                   --                  --                  --                  (0.13)              (1.33)
                                          ------              ------              ------              ------              ------
Total distributions                        (0.06)              (0.07)              (0.14)              (0.25)              (1.39)
                                          ------              ------              ------              ------              ------
Net asset value,
  end of year                             $13.60              $13.72              $12.49              $13.25              $14.27
                                          ------              ------              ------              ------              ------
                                          ------              ------              ------              ------              ------
Total return                               (0.48)%             10.42%              (4.61)%             (5.36)%            (12.48)%
  RATIOS/SUPPLEMENTAL DATA:
  Net assets,
    end of year (millions)                $16.1               $20.8               $22.1               $25.5               $28.0
  Ratio of expenses to
    average net assets                      1.96%               1.82%               1.94%               1.86%               1.69%
  Ratio of net investment
    income to average
    net assets                              0.25%               0.33%               0.66%               0.87%               0.79%
  Portfolio turnover rate                  90.62%              87.85%              70.34%              80.69%             115.03%


See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS at June 30, 2005

NOTE 1 - ORGANIZATION

 The Leonetti Balanced Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Leonetti Balanced Fund began operations on August 1, 1995. The investment objective of the Leonetti Balanced Fund is to seek total return through a combination of income and capital growth, consistent with preservation of capital.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

 The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

          U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost basis does not represent fair value. Short-term investments are stated at cost which, when combined with accrued interest, approximates market value.

     B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provisions are required.

          At June 30, 2005, the Fund has a capital loss carryforward of $818,313 expiring in 2011. Under current tax laws, losses after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The Fund had no post-October losses.

     C. Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized using the straight line method, which is effectively the same as the interest method. Interest income is recorded on an accrual basis.

     D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

     E. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent difference be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2005, there were no permanent items identified that have been reclassified among components of net assets.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

 Leonetti & Associates, Inc. (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% of the average daily net assets of the Fund. For the year ended June 30, 2005, the Leonetti Balanced Fund incurred $181,186 in advisory fees.

 U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund's Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals.

 For its services, the Administrator receives a monthly fee at the following annual rate:

     Under $15 million                  $30,000
     $15 to $50 million                 0.20% of average daily net assets
     $50 to $100 million                0.15% of average daily net assets
     $100 to $150 million               0.10% of average daily net assets
     Over $150 million                  0.05% of average daily net assets

 For the year ended June 30, 2005, the Leonetti Balanced Fund incurred $36,237 in administration fees.

 U.S. Bank, N.A., an affiliate of the Administrator, serves as custodian to the Fund.

 Quasar Distributors, LLC, (the "Distributor"), acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

 Certain officers of the Trust are also officers and/or directors of the Administrator and Distributor.

 For the year ended June 30, 2005, the Leonetti Balanced Fund was allocated $3,750 in Chief Compliance Officer fees.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

 The cost of purchases and the proceeds from the sale of securities for the year ended June 30, 2005 excluding short-term investments, were $15,223,522 and $18,578,309, respectively, for the Leonetti Balanced Fund.

 The cost of purchases and the proceeds from sales of U.S. Government and Government Agency obligations for the year ended June 30, 2005 excluding short-term investments, were $0 and $918,254, respectively.

NOTE 5 - REPURCHASE AGREEMENTS

 The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the respective Fund in each agreement, and the Fund will make payment of for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

 If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

 On December 14, 2004, a dividend of $0.0561 per share was declared for the Leonetti Balanced Fund. The dividend was paid on December 15, 2004, to shareholders of record on December 14, 2004. The tax character of distributions paid during the years ended June 30, 2005 and 2004 was as follows:

                                      2005                2004
                                      ----                ----
     Distributions paid from:
     Ordinary income                $73,470             $118,435
     Long-term capital gain            --                  --

 As of June 30, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

     Cost of investments                                   $14,378,821
                                                           -----------
     Gross tax unrealized appreciation                       2,032,159
     Gross tax unrealized depreciation                        (274,324)
                                                           -----------
     Net tax unrealized appreciation                       $ 1,757,835
                                                           -----------
                                                           -----------
     Cumulative tax cost adjustments                       $        --
     Undistributed ordinary income                         $    47,074
     Undistributed long-term capital gain                           --
                                                           -----------
     Total distributable earnings                          $    47,074
                                                           -----------
                                                           -----------
     Other accumulated losses                              $  (813,313)
                                                           -----------
     Total accumulated losses                              $   986,596
                                                           -----------
                                                           -----------

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

 The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series subject to the Trustees' supervision. The Trustees approve all significant agreements between the Trust, the Fund, and persons or companies furnishing services to it, including the agreements with the Advisor, the Administrator, Custodian and Transfer Agent.

 The Trustees and Officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.


                            NUMBER OF
                            PORTFOLIOS
                            TERM OF               PRINCIPAL         IN FUND
                            POSITION              OFFICE AND        OCCUPATION                  COMPLEX***<F8>     OTHER
NAME, ADDRESS               WITH                  LENGTH OF         DURING PAST                 OVERSEEN           DIRECTORSHIPS
AND AGE                     THE TRUST             TIME SERVED       FIVE YEARS                  BY TRUSTEES        HELD
-------------               ----------            -----------       -----------                 --------------     -------------

                                                 INDEPENDENT TRUSTEES OF THE TRUST
                                                 ---------------------------------

Dorothy A. Berry*<F6>       Chairman              Indefinite        President, Talon                   1           None.
(born 1943)                 and                   Term              Industries, Inc.
2020 E. Financial Way       Trustee               since             (administrative,
Suite 100                                         May 1991.         management and business
Glendora, CA 91741                                                  consulting); formerly
                                                                    Chief Operating Officer,
                                                                    Integrated Asset
                                                                    Management (investment
                                                                    advisor and manager) and
                                                                    formerly President, Value
                                                                    Line, Inc. (investment
                                                                    advisory and financial
                                                                    publishing firm).

Wallace L. Cook*<F6>        Trustee               Indefinite        Financial Consultant;              1           None.
(born 1939)                                       Term              formerly Senior Vice
2020 E. Financial Way                             since             President, Rockefeller
Suite 100                                         May 1991.         Trust Co.; Financial
Glendora, CA 91741                                                  Counselor, Rockefeller
                                                                    & Co.

Carl A. Froebel*<F6>        Trustee               Indefinite        Owner, Golf Adventures,            1           None.
(born 1938)                                       Term              LLC, (Vacation Services).
2020 E. Financial Way                             since             Formerly President and
Suite 100                                         May 1991.         Founder, National Investor
Glendora, CA 91741                                                  Data Services, Inc.
                                                                    (investment related
                                                                    computer software).

Rowley W.P. Redington*<F6>  Trustee               Indefinite        President; Intertech               1           None.
(born 1944)                                       Term              Computer Services Corp.
2020 E. Financial Way                             since             (computer services and
Suite 100                                         May 1991.         consulting).
Glendora, CA 91741
                                                  INTERESTED TRUSTEE OF THE TRUST
                                                  -------------------------------

Steven J. Paggioli**<F7>    Trustee               Indefinite        Consultant since July              1           Trustee,
(born 1950)                                       Term              2001; formerly, Executive                      Managers Funds;
2020 E. Financial Way                             since             Vice President, Investment                     Trustee,
Suite 100                                         May 1991.         Company Administration,                        Managers AMG
Glendora, CA 91741                                                  LLC ("ICA") (mutual fund                       Funds.
                                                                    administrator).

                                                       OFFICERS OF THE TRUST
                                                       ---------------------

Robert M. Slotky            President             Indefinite        Vice President, U.S.               1           Not
(born 1947)                                       Term since        Bancorp Fund Services,                         Applicable.
2020 E. Financial Way                             August 2002.      LLC since July 2001;
Suite 100                   Chief                 Indefinite        formerly, Senior Vice
Glendora, CA 91741          Compliance            Term since        President, ICA (May
                            Officer               September         1997-July 2001).
                                                  2004

Eric W. Falkeis             Treasurer             Indefinite        Vice President, U.S.               1           Not
(born 1973)                                       Term since        Bancorp Fund Services,                         Applicable.
615 East Michigan St.                             August 2002.      LLC since 1997; Chief
Milwaukee, WI 53202                                                 Financial Officer, Quasar
                                                                    Distributors, LLC since 2000.

Chad E. Fickett             Secretary             Indefinite        Assistant Vice President,          1           Not
(born 1973)                                       Term since        U.S. Bancorp Fund Services,                    Applicable.
615 East Michigan St.                             March 2002.       LLC since July 2000.
Milwaukee, WI 53202


*<F6> Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.
**<F7> Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his prior relationship with Quasar Distributors, LLC, the Fund's principal underwriter.
***<F8> The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term "Fund Complex" applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes.

FEDERAL TAX INFORMATION (Unaudited)

The Leonetti Balanced Fund designates 100% of the ordinary distributions paid during the year ended June 30, 2005 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended June 30, 2005, 100% of the ordinary distributions paid by the Leonetti Balanced Fund, qualify for the dividend received deduction available to corporate shareholders.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

 The Leonetti Balanced Fund files its complete schedule of portfolio holdings for its first and third quarters with the SEC on From N-Q. The Fund's Form N-Q is available without charge, upon request, by calling (800) 537-3585. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.
                                                                 -----------
INFORMATION ABOUT PROXY VOTING (Unaudited)

Information regarding how the Leonetti Balanced Fund votes proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at (800) 537-3585, or by accessing the SEC's website at www.sec.gov.
                                                             -----------
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by calling (800) 537-3585 or through the SEC's website at www.sec.gov.
                                                       -----------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Leonetti Balanced Fund and the Board of Trustees of Professionally Managed Portfolios

We have audited the accompanying statement of assets and liabilities of the Leonetti Balanced Fund, a series of shares of Professionally Managed Portfolios, including the schedule of investments, as of June 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for each of the two years in the period ended June 30, 2002 were audited by other auditors whose report dated August 2, 2002 expressed an unqualified opinion on that statement and the financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Leonetti Balanced Fund as of June 30, 2005, the results of its operations for the year then end, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP

Philadelphia, PA
July 27, 2005

                                    ADVISOR
                          LEONETTI & ASSOCIATES, INC.
                         1130 Lake Cook Road, Suite 300
                            Buffalo Grove, IL 60089
                             www.leonettiassoc.com

                                  DISTRIBUTOR
                            QUASAR DISTRIBUTORS, LLC
                             615 E. Michigan Street
                              Milwaukee, WI 53202

                                   CUSTODIAN
                                U.S. BANK, N.A.
                          425 Walnut Street, 6th Floor
                             Cincinnati, OH  45202

                                 TRANSFER AGENT
                        U.S. BANCORP FUND SERVICES, LLC
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                                 (800) 537-3585

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            TAIT, WELLER & BAKER LLP
                         1818 Market Street, Suite 2400
                            Philadelphia, PA  19103

                                 LEGAL COUNSEL
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                         San Francisco, CA  94105-3441

                             Leonetti Balanced Fund
                                 Symbol - LEONX
                               CUSIP - 742935828

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's President and Treasurer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

The registrant's board of trustees has determined that each member of the Trust's audit committee is financially literate and independent. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook and Carl A. Froebel are each "audit committee financial experts" and are considered to be "independent" as each term is defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "Other services" provided by the principal accountant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.


                             FYE  6/30/2005     FYE  6/30/2004
                             --------------     --------------
Audit Fees                     $14,500              $14,000
Audit-Related Fees               N/A                N/A
Tax Fees                        $2,000              $2,000
All Other Fees                   N/A                N/A


The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant's hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.


Non-Audit Related Fees            FYE  6/30/2005      FYE  6/30/2004
----------------------            --------------      --------------
Registrant                              N/A                N/A
Registrant's Investment Adviser         N/A                N/A


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant's board of trustees. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees for the period.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

     (a) The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

     (b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

     (a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

          (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

          (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.
SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)   Professionally Managed Portfolios
                    ---------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              --------------------
                              Robert M. Slotky, President

     Date     September 2, 2005
            ---------------------



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F9>/s/ Robert M. Slotky
                                  --------------------
                                  Robert M. Slotky, President

     Date     September 2, 2005
            ---------------------

     By (Signature and Title)*<F9>/s/ Eric W. Falkeis
                                  -------------------
                                  Eric W. Falkeis, Treasurer

     Date     September 7, 2005
            ---------------------

*<F9> Print the name and title of each signing officer under his or her signature.